Business Segment Information (Components of Segment Sales and Operating Revenue) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	¥ 8,105,712	¥ 8,215,880	¥ 7,767,266
Mobile Communications
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,121,925	1,409,179	1,262,849
Game & Network Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,479,775	1,292,146	946,479
Imaging Products & Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	704,468	720,138	739,800
Home Entertainment & Sound
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,155,085	1,235,686	1,196,698
Devices
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	766,757	725,960	552,398
Pictures
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	935,827	876,314	828,668
Music
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	600,969	540,504	498,330
Financial Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,066,319	1,077,604	988,944
All Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	242,149	298,694	701,089
Intersegment | Mobile Communications
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	(5,548)	(1,036)	(2,165)
Intersegment | Game & Network Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	(72,118)	(95,883)	(97,379)
Intersegment | Imaging Products & Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	(6,724)	(3,712)	(4,005)
Intersegment | Home Entertainment & Sound
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	(3,957)	(2,371)	(3,040)
Intersegment | Devices
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	(169,023)	(201,120)	(189,422)
Intersegment | Pictures
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	(2,315)	(2,367)	(916)
Intersegment | Music
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	(16,675)	(18,740)	(18,626)
Intersegment | Financial Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	(6,750)	(6,025)	(4,902)
Intersegment | All Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	(91,092)	(87,909)	(60,683)
Operating Segments | Mobile Communications
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,127,473	1,410,215	1,265,014
Operating Segments | Game & Network Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,551,893	1,388,029	1,043,858
Operating Segments | Imaging Products & Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	711,192	723,850	743,805
Operating Segments | Home Entertainment & Sound
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,159,042	1,238,057	1,199,738
Operating Segments | Devices
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	935,780	927,080	741,820
Operating Segments | Pictures
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	938,142	878,681	829,584
Operating Segments | Music
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	617,644	559,244	516,956
Operating Segments | Financial Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,073,069	1,083,629	993,846
Operating Segments | All Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	333,241	386,603	761,772
Corporate and elimination
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	¥ (341,764)	¥ (379,508)	¥ (329,127)